Other Receivables and Other Current Assets	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
Other Receivables and Other Current Assets [Abstract]
Other receivables and other current assets

Note 5 – Other receivables and other current assets

	As of September 30, 2024	As of June 30, 2024
	(Unaudited)	(Audited)
Collaboration deposits (i)	$1,487,372	$-
Deposits(ii)	131,049	120,880
Prepaid tax	24,913	20,752
Prepaid expense (iii)	26,937	45,201
Software development deposit (iv)	558,753	84,823
Other receivable (v)	130,851	127,226
Total other receivables and other current assets	2,359,875	398,882
Provision for estimated credit loss	(233,392)	(212,053)
Total other receivables and other current assets	$2,126,483	$186,829
Current	$639,111	$186,829
Non-current	$1,487,372	$-

(i)	On September 20, 2024, the Company entered into a partnership agreement (the “Partnership Agreement”) with Credilab Sdn. Bhd. (“CLSB”) for five years. Pursuant to the Partnership Agreement, the Company and CLSB will establish a strategic partnership aimed at leveraging their respective core competencies, resources, and market expertise to drive mutual benefit and growth, while the Company will periodically provide collaboration deposit fund to CLSB, which CLSB will be utilized to support CLSB’s credit service activities for the portfolio clients introduced by the Company’s ZCity App (“Portfolio Clients”). In return, the Company will share half of the revenue and processing fee from CLSB’s profit derived from Portfolio Client. As of September 30, the Company has disbursed $1,487,372 collaboration deposits to CLSB.

(ii)	The balance of deposits mainly represented deposit made by the Company to a third-party service provider to secure the service, security deposit consists of rent and utilities, and others. As of September 30, 2024 and June 30, 2024, $121,271 and $106,028 estimated credit loss was recorded against doubtful receivables.

(iii)	The balance of prepaid expense mainly represented prepayment made by the Company to third parties for cyber security service, director & officer liability insurance (“D&O Insurance”) or other professional service.

In July 2022, the Company entered into an IT service agreement (“Service Agreement”) with a third party. Pursuant to the Service Agreement, the third party will provide IT and advisory service to the Company to enhance its cyber security for a two-year period with a consideration of $477,251. The Company amortized the prepaid expense related to Service Agreement based on the service performed and completed during each period. As of June 30, 2024, the prepaid expense pertained to the Service Agreement has been fully amortized.

In February 2024, the Company purchased a D&O Insurance premium amounting $74,078 which covers a period of twelve months, to be expired on February 24, 2025. As of September 30, 2024, the balance of prepaid expenses pertaining to the D&O Insurance amounted to $24,293.

(iv)

The balance of Software development deposit consists as following:

On July 20, 2023, the Company entered into a software development agreement (the “Agreement”) with Nexgen Advisory Sdn Bhd (“Nexgen”), an unrelated third party. Pursuant to the Agreement, the Company engaged with Nexgen in software development related to the creation of an artificial intelligence-powered travel platform. As of September 30, 2023, the Company had made a $209,768 service deposit to Nexgen; however, the service had not yet commenced. On September 25, 2023, the Company terminated the Agreement with Nexgen. As of September 30, 2024, $121,945 of the service deposit were refunded by Nexgen. The remaining deposit of $84,823 is expected to recover by end of June 2025. As of September 30, 2024, and June 30, 2024, $48,508 and $42,412 estimated credit loss was recorded against the software development deposits.

On July 18, 2024, the Company entered into an agreement with two vendors for the provision of subcontractor services related to developing smart campus management system at the Enforcement Leadership & Management University, Malaysia. Under the terms of these agreements, both vendors were engaged to provide services including infrastructure cabling, wiring, and network design consultancy for a total amount of $727,626 and $242,542 respectively. As of September 30, 2024, the Company had remitted a service deposit of $287,448 & $174,288 to both vendors respectively.

(v)

The balance of other receivable consists as following:

On May 24, 2024, the Company has disposed all of its equity interest in Foodlink and its subsidiaries Morgan and for a consideration of $148,500. As of September 30, 2024, the Company has collected $21,274 from the Purchaser, and the remaining is expected to be fully repaid by January 2025. As of September 30, 2024 and June 30, 2024, $63,613 estimated credit loss was recorded against other receivable.

Movements of provision for other receivables’ estimated credit loss are as follows:

	As of September 30, 2024	As of June 30, 2024
	(Unaudited)	(Audited)
Beginning balance	$212,053	$-
Addition	-	212,758
Exchange rate effect	21,339	(705)
Ending balance	$233,392	$212,053

Note 5 – Other receivables and other current assets, net

	As of June 30, 2024	As of June 30, 2023

Deposits (i)	$120,880	$59,486
Prepaid tax	20,752	1,595
Prepaid expense (ii)	45,201	552,044
Software development deposit (iii)	84,823	-
Other receivable (iv)	127,226	-
Total other receivables and other current assets	398,882	613,125
Provision for estimated credit loss	(212,053)	-
Total other receivables and other current assets, net	$186,829	$613,125

(i)	The balance of deposits mainly represented deposit made by the Company to a third-party service provider to secure the service, security deposit consists of rent and utilities, and others. As of June 30, 2024 and 2023, $106,028 and $0 estimated credit loss was recorded against doubtful receivables.

(ii)	The balance of prepaid expense mainly represented prepayment made by the Company to third parties for cyber security service, director & officer liability insurance (“D&O Insurance”) or other professional service.

In July 2022, the Company entered into an IT service agreement (“Service Agreement”) with a third party. Pursuant to the Service Agreement, the third party will provide IT and advisory service to the Company to enhance its cyber security for a two-year period with a consideration of $477,251. The Company amortized the prepaid expense related to Service Agreement based on the service performed and completed during each period. As of June 30, 2024, the prepaid expense pertained to the Service Agreement has been fully amortized.

In February 2024, the Company purchased a D&O Insurance premium amounting $74,078 which covers a period of twelve months, to be expired on February 24, 2025. As of June 30, 2024, the balance of prepaid expenses pertaining to the D&O Insurance amounted to $42,812.

(iii)

The balance of Software development deposit consists as following:

On July 20, 2023, the Company entered into a software development agreement (the “Agreement”) with Nexgen Advisory Sdn Bhd (“Nexgen”), an unrelated third party. Pursuant to the Agreement, the Company engaged with Nexgen in software development related to the creation of an artificial intelligence-powered travel platform. As of September 30, 2023, the Company had made a $209,768 service deposit to Nexgen; however, the service had not yet commenced. On September 25, 2023, the Company terminated the Agreement with Nexgen. As of June 30, 2024, $121,945 of the service deposit were refunded by Nexgen. The remaining deposit of $84,823 is expected to recover by end of June 2025. As of June 30, 2024 and 2023, $42,412 and $0 estimated credit loss was recorded against the software development deposits.

(iv)

The balance of other receivable consists as following:

On May 24, 2024, the Company has disposed all of its equity interest in Foodlink and its subsidiaries Morgan and for a consideration of $148,500. As of June 30, 2024, the Company has collected $21,274 from the Purchaser, and the remaining is expected to be fully repaid by January 2025. As of June 30, 2024 and 2023, $63,613 and $0 estimated credit loss was recorded against other receivable.

Movements of provision for other receivables’ estimated credit loss are as follows:

	As of June 30, 2024	As of June 30, 2023

Beginning balance	$-	$-
Addition	212,758	-
Exchange rate effect	(705)	-
Ending balance	$212,053	$-